Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 234,444	$ 1,368,318
Accounts receivable: product and transportation	1,130,485	590,526
Inventories: materials, supplies and other	242,997	184,180
Prepayments and other	66,612	47,583
Properties, plants and equipment, at cost	8,448,207	7,299,517
Accumulated depreciation	(3,033,353)	(2,726,378)
Operating lease right-of-use assets	396,191	350,548
Goodwill	2,293,044	2,293,935
Intangibles and other (HEP: $214,436 and $224,430, respectively)	652,685	663,665
Accounts payable	1,613,484	1,000,959
Operating lease liabilities	110,606	97,937
Accrued liabilities	316,218	274,459
Long-term debt	3,072,737	3,142,718
Noncurrent operating lease liabilities	308,747	285,785
Deferred income taxes	837,401	713,703
Other long-term liabilities	$ 337,799	$ 267,299
Preferred stock par value (in USD per share)	$ 1.00	$ 1.00
Preferred stock, shares authorized (in shares)	5,000,000	5,000,000
Preferred stock, shares issued (in shares)	0	0
Common stock par value (in USD per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	320,000,000	320,000,000
Common stock, shares issued (in shares)	256,046,051	256,046,051
Common stock held in treasury (in shares)	93,044,605	93,632,391
Variable Interest Entity
Cash and cash equivalents	$ 14,381	$ 21,990
Accounts receivable: product and transportation	12,745	14,543
Inventories: materials, supplies and other	1,070	895
Prepayments and other	5,381	8,591
Properties, plants and equipment, at cost	2,037,527	2,119,295
Accumulated depreciation	(682,143)	(644,149)
Operating lease right-of-use assets	69,134	72,480
Goodwill	312,873	312,873
Intangibles and other (HEP: $214,436 and $224,430, respectively)	214,436	224,430
Accounts payable	28,954	28,565
Operating lease liabilities	3,710	3,827
Accrued liabilities	18,479	29,518
Long-term debt	1,333,049	1,405,603
Noncurrent operating lease liabilities	65,799	68,454
Deferred income taxes	396	449
Other long-term liabilities	$ 43,033	$ 55,105